Property and equipment, net	12 Months Ended
Dec. 31, 2014
Property and equipment, net [Abstract]
Property and equipment, net

6. Property and equipment, net

Property and equipment consisted of the following:

	December 31, 2013	December 31, 2014
	US$	US$
Corporate aircraft (Note 13)	43,340,746	43,184,212
Vehicles	3,832,047	4,919,955
Furniture and fixtures	3,961,131	6,914,706

Total	51,133,924	55,018,873

Accumulated depreciation	(4,427,924)	(8,543,148)

Property and equipment, net	46,706,000	46,475,725

Depreciation expense for property and equipment for the year ended December 31, 2014 amounted to US$4,543,419 (2012: US$533,616; 2013: US$1,400,639) which includes amortization expense related to the corporate aircraft capital lease (Note 13) amounting to US$2,868,205 (2012: nil; 2013: US$710,895).

Accumulated depreciation expense for property and equipment as of December 31, 2014 amounted to US$8,543,148 (2012: US$4,448,459; 2013: US$4,427,924) which includes accumulated amortization expense related to the corporate aircraft capital lease (Note 13) amounting to US$3,585,257 (2012: Nil; 2013: US$710,895).